CONSOLIDATED STATEMENTS OF INCOME (LOSS) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total revenues	€ 64,114,000	€ 60,423,000	€ 55,108,000
Total cost of sales	(37,558,000)	(36,012,000)	(30,916,000)
Gross profit	26,556,000	24,411,000	24,193,000
Research and development expenses	(7,726,000)	(6,963,000)	(4,920,000)
Selling and marketing expenses	(25,281,000)	(22,626,000)	(16,379,000)
General and administrative expenses	(14,083,000)	(14,634,000)	(7,152,000)
Loss from operations	(20,534,000)	(19,813,000)	(4,257,000)
Interest (expense) income, net	560,000	1,079,000	236,000
Foreign currency exchange gain (loss), net	1,246,000	(1,799,000)	1,925,000
Loss before taxes	(18,729,000)	(20,533,000)	(2,096,000)
Income tax expense	(289,000)	(644,000)	(837,000)
Loss	€ (19,017,804)	€ (21,177,772)	€ (2,933,058)
Basic loss per share	€ (0.51)	€ (0.57)	€ (0.09)
Diluted loss per share	€ (0.51)	€ (0.57)	€ (0.09)
Basic Weighted average shares outstanding (in shares)	37,286,446	36,996,722	34,392,598
Diluted Weighted average shares outstanding (in shares)	37,286,446	36,996,722	34,392,598
Goods
Total revenues	€ 44,037,000	€ 42,333,000	€ 38,462,000
Total cost of sales	(24,599,000)	(23,302,000)	(20,528,000)
RPP's and leases
Total revenues	7,610,000	6,176,000	5,617,000
Total cost of sales	(4,964,000)	(4,541,000)	(3,387,000)
Spare parts and services
Total revenues	12,468,000	11,914,000	11,030,000
Total cost of sales	€ (7,996,000)	€ (8,169,000)	€ (7,000,000)